Expected credit loss measurement	12 Months Ended
Dec. 31, 2024
Disclosure Of Provision Matrix [Line Items]
Expected credit loss measurement

Additional information
Note 20

Expected credit loss measurement
a) Expected credit losses in the period
Total net credit loss

expenses were

USD
551
m in 2024,

reflecting

net credit

loss releases

of USD
99
m related

to stage 1

and
2 positions and net

credit loss expenses of USD
651
m related to

credit-impaired (stage 3 and purchased credit-impaired)
positions,

predominantly

in the corporate

lending portfolios.
›
Refer to Note 20b for more information regarding changes to ECL models, scenarios, scenario weights and the post-model
adjustments and to Note 20c for more information

regarding the development of ECL allowances and provisions

Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3
Purchased

Total
For the year ended 31.12.24
Global Wealth Management (60) 41 3 (16)
Personal & Corporate Banking (63) 487 (21) 404
Asset Management (1) 0 0 (1)
Investment Bank 56 42 0 97
Non-core and Legacy (30) 42 57 69
Group Items (2) 0 0 (2)
Total (99) 612 39 551
For the year ended 31.12.23
Global Wealth Management 127 27 13 166
Personal & Corporate Banking 271 183 27 482
Asset Management 1 (1) 0 0
Investment Bank 110 78 2 190
Non-core and Legacy 78 91 25 193
Group Items 5 0 0 6
Total 593 378 67 1,037
For the year ended 31.12.22
Global Wealth Management (5) 5 0
Personal & Corporate Banking 27 12 39
Asset Management 0 0 0
Investment Bank 6 (18) (12)
Non-core and Legacy 0 2 2
Group Items 1 0 1
Total 29 0 29

b) Changes to

ECL models, scenarios,

scenario weights

and key inputs

Refer to

Note 1a for

information about

the

principles governing

expected credit

loss (ECL)

models, scenarios,

scenario
weights and

key inputs.

Governance
Comprehensive

cross-functional

and cross-divisional

governance

processes are

in place

and are

used to

discuss and

approve
scenario updates and weights,

to assess whether

significant increases in credit

risk resulted in

stage transfers, to

review
model outputs

and to reach conclusions

regarding post-model

adjustments.

Model changes
During 2024, the model review and enhancement

process led to adjustments of the probability

of default (PD), loss given
default (LGD) and credit

conversion factor

(CCF) models, resulting

in a USD
49
m increase in ECL allowances.

This included
an increase

of USD
68
m in

the Investment

Bank related

to large

corporate

clients and

a USD
17
m decrease

in Global

Wealth
Management related

to lending for

ship financing.

Scenario and

key input updates
During 2024, the scenarios and related macroeconomic

factors were updated from those applied

at the end of 2023 by
considering

the

prevailing

economic

and

political

conditions

and

uncertainty.

The

review

focused

on

events

that
significantly changed

the economic

outlook during

the

year:

the milder

inflation outlook

and the

start of

a monetary
policy easing cycle, and

geopolitical uncertainties. ECLs for legacy

Credit Suisse positions were calculated based

on legacy
Credit Suisse models, including the same scenario

and scenario weight inputs as for UBS’s existing business

activity.
Baseline

scenario
: the

projections

of the

baseline scenario,

which are

aligned

to the

economic and

market assumptions

used
for

UBS’s

business

planning

purposes,

are

broadly

in

line

with

external

benchmarks,

such

as

those

from

Bloomberg
Consensus, Oxford

Economics and

the International

Monetary Fund World

Economic Outlook.

The expectation

for 2025 is
that global growth

slows due to rising

uncertainty,

with the prospect

of renewed tariff

escalation,

and a deceleration

in US
economic

growth.

Unemployment

rates

are forecast

to increase

somewhat

from their

2024 levels.

After

declining

over 2024,
long-term interest rates are expected to

remain broadly stable in 2025.

The outlook for house

prices worldwide remains
resilient,

including in

Switzerland.
Mild

debt crisis

scenario
:
The first

hypothetical

downside

scenario

is the

mild debt

crisis

scenario.

The mild

debt crisis

assumes
that political, solvency and

liquidity concerns cause

a

sell-off of

sovereign debt in

emerging markets and

the peripheral
Eurozone. The global economy

and financial markets are

negatively affected,

and central banks are assumed

to ease their
monetary policy.
Stagflationary geopolitical crisis scenario :
The second

downside scenario is

aligned with

the 2024

Group binding

stress
scenario and was updated in 2024

to reflect expected risks, resulting in minimal changes. Geopolitical tensions cause an escalation

of security

concerns

and undermine

globalization.

The ensuing

economic

regionalization

leads

to a

surge

in global
commodity prices and further disruptions of supply chains and raises the specter of prolonged stagflation. Central banks
are forced

to further tighten

monetary policy

to contain inflationary

pressures.
Asset price appreciation

scenario
:
The upside scenario

is based on positive

developments,

such as an easing of

geopolitical
tensions across

the globe

and a rebound

in Chinese

economic growth.

A combination

of lower commodity

prices, effective
monetary

policies

and easing

supply chain

disruptions

helps to

reduce inflation.

Improved

consumer

and business

sentiment
lead to

a global

economic rebound,

enabling central

banks to

normalize interest

rates, which

causes asset

prices to

increase
significantly.
The table below details the key assumptions for the four scenarios applied as of 31 December 2024.
Scenario generation, review process and governance
A

team

of

economists

within

Group

Risk

Control

develops

the

forward-looking

macroeconomic

assumptions,

with

a
broad range of experts also being involved in that

process.
The scenarios,

their weights

and the

key macroeconomic

and other

factors are

subject to

a critical

assessment by

the
IFRS 9 Scenario

Sounding Sessions

and ECL

Management

Forum, which

include senior

management

from Group

Risk
and Group

Finance. Important

aspects for

the review

include whether

there may

be particular

credit risk

concerns that
may not be capable

of being addressed systematically

and require post-model adjustments

for stage allocation and

ECL
allowances.

The Group Model

Governance Committee,

as the highest

authority under UBS’s

model governance framework,

ratifies
the decisions taken by the ECL Management Forum.

Scenario weights and post-model adjustments
Scenario weights, as illustrated in the table below,

are unchanged.

However, unquantifiable risks continue to be relevant, as the geopolitical risks remained high in 2024, and the

impact on
the world economy from

escalations with unforeseeable consequences could be

severe. In the near

term, this uncertainty
relates

primarily

to

developments

in

the

Russia–Ukraine

war

and

Middle

East

conflicts.

Models,

which

are

based

on
supportable

statistical

information

from

past

experiences

regarding

interdependencies

of

macroeconomic

factors

and
their implications for credit risk portfolios, cannot comprehensively reflect such extraordinary events, such as a pandemic or a

fundamental change

in the

world political

order. Rather

than creating

multiple additional

scenarios to

attempt to
gauge these

risks and

applying model

parameters that

lack supportable

information and

cannot be

robustly validated,
management continued to also apply post-model adjustments.

Total

stage

1 and

2

allowances

and

provisions

were

USD
946
m

as

of

31 December

2024

and

included

post-model
adjustments of

USD
235
m (31 December

2023: USD
326
m). Post-model

adjustments are

to address

uncertainty levels,
including those arising from the

geopolitical situation, and to align Credit

Suisse’s model results with the

results expected
under the applicable UBS model after the migration of positions.

.

Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.24 31.12.23
Asset price appreciation / inflation 0.0 0.0
Baseline 60.0 60.0
Mild debt crisis 15.0 15.0
Stagflationary geopolitical crisis 25.0 25.0

Scenario assumptions
One year

Three years cumulative

31.12.24
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Real GDP growth (percentage change)
United States 3.5 2.0 (1.4) (4.8) 8.6 5.5 0.8 (4.4)
Eurozone 2.5 0.9 (1.7) (5.6) 5.6 3.2 (0.1) (5.7)
Switzerland 2.7 0.9 (1.1) (4.8) 6.2 4.2 0.4 (4.9)
Consumer price index (percentage change)

United States 2.3 2.6 0.0 10.0 8.1 7.8 2.5 15.8
Eurozone 2.0 2.2 0.0 9.6 7.3 5.9 2.0 14.8
Switzerland 1.4 0.7 (0.2) 5.8 5.7 2.7 1.4 10.7
Unemployment rate (end-of-period level, %)
United States 3.1 4.3 6.8 9.8 3.0 4.1 8.1 12.4
Eurozone 6.0 7.0 7.9 10.5 6.0 6.8 8.3 11.7
Switzerland 2.3 2.6 3.4 4.6 2.3 2.5 4.2 5.5
Fixed income: 10-year government bonds (change in yields, basis points)
USD 0 77 (137) 270 45 82 (77) 245
EUR 0 25 (113) 245 38 35 (68) 215
CHF 0 (4) (22) 195 38 11 (1) 180
Equity indices (percentage change)
S&P 500 20.0 12.0 (28.1) (56.5) 51.7 26.7 (14.0) (51.2)
EuroStoxx 50 16.0 (0.6) (27.9) (56.6) 41.7 9.9 (18.3) (52.7)
SPI 14.0 (0.6) (26.0) (56.6) 37.9 8.0 (13.0) (52.7)
Swiss real estate (percentage change)
Single-Family Homes

4.5 3.2 (4.3) (18.5) 10.7 8.8 (3.0) (28.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 6.3 3.4 (7.6) (20.2) 16.8 11.9 (5.2) (30.5)
Eurozone (House Price Index) 4.5 3.7 (6.1) (8.4) 10.7 11.6 (5.6) (12.9)

Scenario assumptions
One year

Three years cumulative

31.12.23
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Real GDP growth (percentage change)
United States 4.0 0.1 (1.6) (4.8) 9.1 4.4 0.6 (4.4)
Eurozone 3.0 0.5 (1.7) (5.6) 6.2 2.9 (0.1) (5.7)
Switzerland 3.0 1.4 (1.2) (4.8) 6.6 4.4 0.3 (4.9)
Consumer price index (percentage change)

United States 2.5 2.3 (0.1) 10.0 8.1 7.1 2.3 15.8
Eurozone 2.3 2.0 (0.2) 9.6 7.4 6.1 1.8 14.8
Switzerland 2.1 1.5 (0.4) 5.8 6.2 4.3 0.8 10.7
Unemployment rate (end-of-period level, %)
United States 3.0 4.4 6.3 9.2 3.0 4.4 7.7 11.8
Eurozone 6.0 6.9 8.2 10.6 6.0 6.8 9.0 11.8
Switzerland 1.6 2.3 2.9 4.1 1.5 2.3 3.8 5.0
Fixed income: 10-year government bonds (change in yields, basis points)
USD 13 (82) (215) 270 37 (78) (155) 245
EUR 20 (90) (185) 225 58 (78) (140) 195
CHF 25 (41) (73) 195 63 (34) (28) 180
Equity indices (percentage change)
S&P 500 20.0 15.3 (26.6) (51.5) 51.7 28.1 (12.2) (45.6)
EuroStoxx 50 20.0 12.0 (26.4) (51.6) 46.6 22.9 (16.6) (47.2)
SPI 15.0 4.6 (24.5) (51.6) 39.2 15.9 (11.2) (47.2)
Swiss real estate (percentage change)
Single-Family Homes

6.6 (1.5) (4.4) (18.5) 14.0 0.8 (3.0) (28.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 8.1 0.6 (8.6) (20.0) 19.7 5.8 (5.2) (30.2)
Eurozone (House Price Index) 7.0 0.6 (5.9) (8.4) 15.4 6.4 (5.2) (12.9)

c) Development of ECL allowances and provisions

The ECL allowances and provisions recognized

in the period are impacted by a variety

of factors, such as:
–
the effect of selecting and updating forward-looking scenarios and the respective weights;
–
origination of new instruments during the period;

–
the effect of

passage of

time (lower residual

lifetime PD and

the effect of

discount unwind) as

the ECL on

an instrument
for the remaining lifetime decreases (all other factors remaining the same);
– derecognition of instruments in the period;
– change in individual asset quality of instruments;
–
movements

from

a

maximum

12-month

ECL to

the

recognition

of lifetime

ECL (and

vice versa)

following transfers
between stages 1 and 2;

–
movements from stages 1 and 2 to stage 3 (credit-impaired status)

when default has become certain and PD increases
to 100% (or vice versa);
– changes in models or updates to model parameters;
– write-off; and
–
foreign exchange translations for assets denominated in

foreign currencies.
The

table

below

explains

the

changes

in

the

ECL

allowances

and

provisions

for

on-

and

off-balance

sheet

financial
instruments and credit lines within the scope of ECL requirements between the beginning and the end of the period due
to the factors listed above.

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3 PCI
Balance as of 31 December 2023 (2,261) (700) (416) (993) (153)
Net movement from new and derecognized transactions
1
37 30 (21) 29 0
of which: Private clients with mortgages 2 (6) 8 0 0
of which: Real estate financing 8 5 3 0 0
of which: Large corporate clients (12) (6) (34) 28 0
of which: SME clients 10 4 5 0 0
of which: Other 30 33 (3) 0 1

of which: Loans to financial advisors
(2) (2) 0 0 0
Remeasurements with stage transfers
2
(509) 32 (53) (488) 0
of which: Private clients with mortgages (6) 0 (7) 0 0
of which: Real estate financing (8) 2 (4) (5) 0
of which: Large corporate clients (100) 21 (20) (101) 0
of which: SME clients (295) 3 (11) (287) 0
of which: Other (100) 6 (10) (96) 1
Remeasurements without stage transfers
3
(30) 127 36 (153) (40)
of which: Private clients with mortgages 27 18 18 (7) (2)
of which: Real estate financing 44 16 5 6 17
of which: Large corporate clients 29 55 31 (25) (32)
of which: SME clients (90) 5 2 (97) 0
of which: Other (40) 32 (19) (29) (23)

of which: Sovereign
(9) 12 (21) 0 0
Model changes
4
(49) (14) (35) 0 0
Movements with profit or loss impact 5 (551) 175 (74) (612) (39)
Movements without profit or loss impact (write-off, FX and other)
6
305 37 31 353 (116)
Balance as of 31 December 2024 (2,507) (487) (459) (1,253) (309)
1 Represents the

increase and decrease

in allowances and

provisions resulting from

financial instruments (including

guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans

or facilities on

their maturity

date or earlier.

2 Represents the

remeasurement between 12-month

and lifetime ECL

due to stage

transfers.

3 Represents the

change in allowances

and
provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances and

provisions resulting from write-offs of the ECL allowance

against the gross carrying amount when all or

part of a financial asset is deemed
uncollectible or forgiven and movements in foreign exchange rates.
Movements

with

profit

or

loss

impact
:
Stage 1

and

2

ECL

allowances

and

provisions

decreased

on

a

net

basis

by
USD 169 m.
– Net movement

from new

and derecognized transactions

includes stage 1 releases

of USD
30
m and stage 2

expenses
of USD 21
m. Stage 1

releases are mainly

driven by releases

on other smaller

segments, mainly due

to repayments. Stage 2
expenses are predominantly driven by expenses

on the corporate lending portfolios.
– Remeasurements with

stage transfers

include USD
53
m expenses

in stage 2, following

corporate and real

estate lending
credit reviews and transfers

to stage 2.
– Model changes:
refer to Note 20b for more information.
Movements without

profit or

loss impact
:
Stage 1 and

2 allowances

decreased

by USD
68
m, almost

entirely driven

by
foreign exchange effects.
Stage 3

and PCI

allowances

decreased

by

USD
237
m,

driven

by

net

write-offs

of

USD
348
m,

partly

offset

by

foreign
exchange and other movements of USD 111 m.

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3 PCI
Balance as of 31 December 2022 (1,091) (259) (267) (564) 0
Acquisition of Credit Suisse AG portfolios (541) (541) 0 0 0
Net movement from new and derecognized transactions
1
14 (2) 9 7 0
of which: Private clients with mortgages (4) (7) 3 0 0
of which: Real estate financing 1 (2) 3 0 0
of which: Large corporate clients 18 8 3 7 0
of which: SME clients (2) (2) 0 0 0
of which: Other 1 1 0 0 0

of which: Financial intermediaries and hedge funds
(1) (1) 0 0 0

of which: Loans to financial advisors
0 0 0 0 0
Remeasurements with stage transfers
2
(507) 42 (149) (400) 0
of which: Private clients with mortgages (12) 2 (3) (12) 0
of which: Real estate financing (35) 8 (27) (16) 0
of which: Large corporate clients (223) 17 (21) (220) 0
of which: SME clients (167) 6 (59) (115) 0
of which: Other (69) 8 (39) (38) 0

of which: Financial intermediaries and hedge funds
1 0 0 0 0
of which: Loans to financial advisors 1 2 (1) 0 0
Remeasurements without stage transfers
3
17 58 12 14 (67)
of which: Private clients with mortgages 3 1 16 (3) (11)
of which: Real estate financing (1) 5 3 (1) (9)
of which: Large corporate clients (42) (18) (1) (8) (16)
of which: SME clients 65 31 1 44 (11)
of which: Other (7) 39 (8) (18) (20)

of which: Sovereign
(37) 0 (15) 0 (22)

of which: Loans to financial advisors
(7) 1 0 (8) 0
Model changes
4
(22) (14) (8) 0 0
Movements with profit or loss impact
5
(1,037) (457) (136) (378) (67)
Movements without profit or loss impact (write-off, FX and other)
6
(132) 17 (13) (50) (86)
Balance as of 31 December 2023 (2,261) (700) (416) (993) (153)
1 Represents the

increase and decrease

in allowances and

provisions resulting from

financial instruments (including

guarantees and facilities)

that were newly

originated, purchased or

renewed and from

the final
derecognition of loans

or facilities on

their maturity

date or earlier.

2 Represents the

remeasurement between 12-month

and lifetime ECL

due to stage

transfers.

3 Represents the

change in allowances

and
provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances and

provisions resulting from write-offs of the ECL allowance

against the gross carrying amount when all or

part of a financial asset is deemed
uncollectible or forgiven and movements in foreign exchange rates.
As explained in Note 1a, the assessment of a significant increase in credit risk (an

SICR) considers a number of qualitative
and quantitative

factors to

determine whether

a stage

transfer between

stage 1 and

stage 2 is

required,

although the
primary assessment considers changes

in PD based on

rating analyses and economic

outlook. Additionally, UBS takes into
consideration counterparties

that have

moved to

a credit

watch list

and those

with payments

that are

at least

30 days
past due.

ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions as of 31 December

2024 – classification by trigger
USD m Total
of which:
PD layer
of which:
watch list
of which:
≥30 days

past due
Private clients with mortgages (71) (47) (1) (22)
Real estate financing (29) (18) (2) (9)
Large corporate clients (194) (96) (95) (4)
SME clients (76) (41) (20) (14)
Ship / aircraft financing (17) (16) (1) (1)
Financial intermediaries and hedge funds (2) (1) 0 (1)
Loans to financial advisors (1) 0 0 (1)
Credit cards (12) 0 0 (12)
Consumer financing (19) (12) 0 (7)
Commodity trade finance (1) 0 0 0
Other (37) (25) (10) (1)
On- and off-balance sheet

(459) (256) (131) (72)

d) Maximum exposure to credit risk
The

tables

below

provide

the

Group’s

maximum

exposure

to

credit

risk

for

financial

instruments

subject

to

ECL
requirements

and

the

respective

collateral

and

other

credit

enhancements

mitigating

credit

risk

for

these

classes

of
financial instruments.

The maximum exposure

to credit risk

includes the carrying

amounts of financial

instruments recognized on

the balance
sheet subject to credit risk

and the notional amounts for off-balance sheet

arrangements. Where information is available,
collateral is presented at fair

value. For other collateral, such as

real estate, a reasonable alternative

value is used. Credit
enhancements,

such

as

credit

derivative

contracts

and

guarantees,

are

included

at

their

notional

amounts.

Both

are
capped at

the maximum

exposure to

credit risk

for which

they serve

as security.

The “Risk

management

and control”
section of this

report describes

management’s view

of credit

risk and the

related exposures,

which can differ

in certain
respects from the requirements of IFRS Accounting Standards.

Maximum exposure to credit risk

31.12.24
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity

and debt
instruments

Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 223.3 223.3
Amounts due from banks
4
18.9 0.0 0.2 0.1 0.2 18.4
Receivables from securities financing transactions
measured at amortized cost
118.3 0.0 113.2 4.1 1.0
Cash collateral receivables on derivative instruments
5,6
44.0 28.3 15.7
Loans and advances to customers 580.0 30.8 130.1 337.5 40.9 0.0 9.3 31.4
Other financial assets measured at amortized cost 58.8 0.2 0.7 0.0 5.3 52.7
Total financial assets measured at amortized cost 1,043.3 31.0 244.1 337.5 50.3 28.3 0.0 9.5 342.6
Financial assets measured at fair value

through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk

reflected on the balance sheet within the scope of ECL 1,045.5 31.0 244.1 337.5 50.3 28.3 0.0 9.5 344.7
Guarantees
7
40.2 1.9 19.6 0.4 2.3 0.0 3.9 12.3
Irrevocable loan commitments 79.4 0.2 3.8 1.6 22.7 0.0 4.2 46.8
Forward starting reverse repurchase and securities
borrowing agreements 24.9 24.9 0.0
Committed unconditionally revocable credit lines 145.6 19.4 61.6 12.9 1.5 3.1 47.1
Total maximum exposure to credit risk not

reflected on the balance sheet within the scope of ECL 290.1 21.4 109.9 14.9 26.4 0.0 0.0 11.2 106.2
31.12.23
8
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity

and debt
instruments

Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 314.1 314.1
Amounts due from banks
4
21.1 0.0 0.2 0.2 0.3 20.5
Receivables from securities financing transactions
measured at amortized cost
99.0 0.0 95.6 2.8 0.7
Cash collateral receivables on derivative instruments
5,6
50.1 32.9 17.2
Loans and advances to customers 639.7 40.2 131.9 372.9 38.9 0.0 11.9 43.9
Other financial assets measured at amortized cost 65.5 0.1 0.8 0.1 5.7 58.8
Total financial assets measured at amortized cost 1,189.5 40.4 228.5 373.0 47.5 32.9 0.0 12.1 455.1
Financial assets measured at fair value

through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk

reflected on the balance sheet within the scope of ECL
1,191.7 40.4 228.5 373.0 47.5 32.9 0.0 12.1 457.3
Guarantees
7
46.1 2.9 21.4 0.3 3.4 0.1 4.6 13.3
Irrevocable loan commitments 91.5 0.5 3.2 2.2 17.1 0.4 5.9 62.3
Forward starting reverse repurchase and securities
borrowing agreements 18.4 18.4 0.0
Committed unconditionally revocable credit lines 163.2 20.3 58.5 17.6 6.2 4.4 56.2
Total maximum exposure to credit risk not

reflected on the balance sheet within the scope of ECL 319.2 23.7 101.6 20.1 26.6 0.0 0.5 14.8 131.8
1 Of which: USD 3,742
m for 31 December 2024

(31 December 2023: USD
3,824
m) relates to total credit-impaired

financial assets measured at amortized

cost and USD
356
m for 31 December 2024

(31 December
2023: USD 237
m) to total off-balance sheet financial instruments and

credit lines for credit-impaired positions.

2 Collateral arrangements generally incorporate

a range of collateral, including cash, equity

and debt
instruments, real estate and other

collateral. For the purpose

of this disclosure, UBS applies

a risk-based approach that generally

prioritizes collateral according to its

liquidity profile. In the case

of loan facilities with
funded and unfunded

elements, the

collateral is

first allocated

to the

funded element.

For legacy

Credit Suisse

a risk-based

approach is

applied that

generally prioritizes

real estate

collateral and

prioritizes other
collateral according to its liquidity profile. In the

case of loan facilities with funded and unfunded elements,

the collateral is proportionally allocated.

3 Includes but is not limited to life insurance contracts,

rights in
respect of subscription

or capital commitments

from fund partners,

lien claims on

assets of borrowers,

leasing items, mortgage

loans, inventory,

gold and other

commodities.

4 Amounts due from

banks include
amounts held with

third-party banks on

behalf of clients.

The credit risk

associated with these

balances may be

borne by those

clients.

5 Included within Cash

collateral receivables on

derivative instruments

are
margin balances due from exchanges or clearing houses.

Some of these margin balances reflect amounts transferred

on behalf of clients who retain the associated credit risk.

6 The amount shown in the “Netting”
column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information.

7 Guarantees collateralized by equity and debt instruments include certain overnight repurchase
and reverse repurchase transactions where UBS acts as a sponsoring member for eligible clients when clearing through the Fixed Income

Clearing Corporation (the FICC). As part of this arrangement,

UBS guarantees
the FICC for prompt and full payment and performance of the clients‘ respective obligations under the FICC rules. The

Group minimizes its liability under these guarantees by obtaining a security interest in the cash or high-quality securities collateral

that the clients

place with the

clearing house; therefore,

the risk of

loss is expected

to be remote.

8 Comparative-period

information has been

revised. Refer to

Note 2 for

more
information.

e) Financial assets subject to credit risk by rating category
The table below shows

the credit quality

and the maximum

exposure to credit

risk based on the

Group’s internal credit
rating system and year-end stage classification. Under IFRS 9, the credit risk rating reflects the Group’s assessment of the
probability of default of individual counterparties,

prior to substitutions. The amounts presented are gross of impairment allowances.
›
Refer to the “Risk management and control” section of this

report for more details about the Group’s internal grading system

Financial assets subject to credit risk by rating

category
USD m 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 222,735 442 24 0 174 0 223,375 (47) 223,329 of which: stage 1 222,735 442 24 0 0 0 223,201 0 223,201
of which: stage 2 0 0 0 0 35 0 35 (21) 13
of which: PCI 0 0 0 0 140 0 140 (25) 114
Amounts due from banks 156 15,238 2,409 809 326 0 18,938 (36) 18,903 of which: stage 1 156 15,206 2,331 791 221 0 18,705 (1) 18,704 of which: stage 2 0 32 78 18 75 0 203 (5) 198
of which: PCI 0 0 0 0 30 0 30 (30) 0
Receivables from securities financing transactions

67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,301
of which: stage 1 67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,301
Cash collateral receivables on derivative instruments 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959 of which: stage 1 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959
Loans and advances to customers 1,868 261,017 169,139 106,577 37,652 5,692 581,944 (1,978) 579,967
of which: stage 1 1,868 259,251 165,762 98,176 28,752 0 553,808 (276) 553,532
of which: stage 2 0 1,754 3,373 8,375 8,870 0 22,373 (323) 22,049 of which: stage 3 0 0 0 0 0 4,699 4,699 (1,134) 3,565
of which: PCI 0 11 5 25 30 992 1,064 (244) 820
Other financial assets measured at amortized cost 26,078 21,060 2,920 6,958 1,661 282 58,959 (125) 58,835 of which: stage 1 26,078 21,030 2,893 6,820 1,413 0 58,233 (25) 58,209 of which: stage 2 0 30 27 139 247 0 444 (7) 436
of which: stage 3 0 0 0 0 0 262 262 (84) 178
of which: PCI 0 0 0 0 0 20 20 (8) 12
Total financial assets measured at amortized cost 328,469 334,788 188,646 146,334 41,267 5,974 1,045,479 (2,187) 1,043,293
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,393 702 0 101 0 0 2,195 0 2,195
Total on-balance sheet financial instruments 329,862 335,490 188,646 146,435 41,267 5,974 1,047,675 (2,187) 1,045,488
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.24
Rating category 1 0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount

(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees

17,395 7,282 8,403 5,196 1,829 174 40,279 (64)
of which: stage 1 17,395 7,247 8,362 4,484 1,371 0 38,858 (16)
of which: stage 2 0 35 41 708 459 0 1,242 (24)
of which: stage 3 0 0 0 0 0 151 151 (24)
of which: PCI 0 0 0 4 0 23 27 0
Irrevocable loan commitments 1,119 23,843 22,361 14,249 17,807 200 79,579 (177)
of which: stage 1 1,119 23,650 21,974 13,742 14,673 0 75,158 (105)
of which: stage 2 0 193 387 507 3,091 0 4,178 (61)
of which: stage 3 0 0 0 0 0 187 187 (10)
of which: PCI 0 0 0 0 43 13 56 (2)
Forward starting reverse repurchase and securities borrowing agreements 0 0 0 24,896 0 0 24,896 0
Total off-balance sheet financial instruments 18,515 31,125 30,763 44,340 19,636 374 144,754 (241)
Credit lines
Committed unconditionally revocable credit lines 2,180 100,663 22,875 13,258 6,434 255 145,665 (76)
of which: stage 1 2,180 100,106 22,414 12,690 5,872 0 143,262 (59)
of which: stage 2 0 557 461 568 562 0 2,149 (17)
of which: stage 3 0 0 0 0 0 250 250 0
of which: PCI

0

0

0

0

0

5

5

0
Irrevocable committed prolongation of existing loans 6 1,997 946 739 918 2 4,608 (3)
of which: stage 1 6 1,997 946 739 914 0 4,602 (3)
of which: stage 2 0 0 0 1 3 0 4 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,186 102,661 23,821 13,997 7,351 257 150,273 (79)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Financial assets subject to credit risk by rating

category
USD m 31.12.23
Rating category
1,2
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 251,462 61,936 627 0 43 40 314,108 (48) 314,060 of which: stage 1 251,462 61,936 627 0 0 0 314,025 0 314,025 of which: stage 2 0 0 0 0 43 0 43 (26) 18
of which: PCI 0 0 0 0 0 40 40 (22) 17
Amounts due from banks 1,081 15,438 2,215 1,589 792 43 21,159 (12) 21,146 of which: stage 1 1,081 15,438 2,210 1,589 780 0 21,098 (6) 21,091 of which: stage 2 0 0 5 0 12 0 18 (1) 17
of which: PCI 0 0 0 0 0 43 43 (5) 38
Receivables from securities financing transactions

45,838 30,171 6,397 15,544 1,091 0 99,041 (2) 99,039
of which: stage 1 45,838 30,171 6,397 15,544 1,091 0 99,041 (2) 99,039
Cash collateral receivables on derivative instruments 8,009 30,334 6,425 5,117 198 0 50,082 0 50,082 of which: stage 1 8,009 30,334 6,425 5,117 198 0 50,082 0 50,082
Loans and advances to customers 6,428 288,117 180,792 119,191 41,557 5,282 641,367 (1,698) 639,669
of which: stage 1 6,428 286,683 177,962 109,996 30,276 0 611,346 (423) 610,922
of which: stage 2 0 1,428 2,829 9,171 11,269 0 24,697 (289) 24,408 of which: stage 3 0 0 0 0 0 3,731 3,731 (862) 2,869
of which: PCI 0 6 0 24 12 1,551 1,593 (123) 1,470
Other financial assets measured at amortized cost 25,755 25,875 2,875 9,619 1,163 318 65,605 (151) 65,455 of which: stage 1 25,755 25,788 2,854 9,070 841 1 64,309 (41) 64,268 of which: stage 2 0 87 21 548 321 0 978 (10) 968
of which: stage 3 0 0 0 0 0 253 253 (94) 158
of which: PCI 0 0 0 0 1 64 66 (5) 61
Total financial assets measured at amortized cost 338,572 451,871 199,331 151,060 44,844 5,683 1,191,361 (1,911) 1,189,451
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,222 850 0 161 0 0 2,233 0 2,233
Total on-balance sheet financial instruments 339,794 452,721 199,331 151,221 44,844 5,683 1,193,594 (1,911) 1,191,684
1 Refer to

the “Internal UBS

rating scale

and mapping of

external ratings” table

in the “Risk

management and

control” section

of this report

for more information

on rating categories.

2 Comparative-period
information has been revised. Refer to Note 2 for more information.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.23
Rating category
1,2
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount

(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees

17,805 10,961 9,421 5,916 1,882 207 46,191 (73)
of which: stage 1 17,805 10,922 9,310 5,054 1,398 0 44,487 (28)
of which: stage 2 0 39 111 861 484 0 1,495 (22)
of which: stage 3 0 0 0 0 0 151 151 (23)
of which: PCI 0 0 0 1 1 56 58 0
Irrevocable loan commitments 1,722 31,936 24,050 19,661 14,006 266 91,643 (178)
of which: stage 1 1,722 31,936 23,989 19,079 10,354 0 87,080 (117)
of which: stage 2 0 0 62 583 3,652 0 4,297 (51)
of which: stage 3 0 0 0 0 0 218 218 (14)
of which: PCI 0 0 0 0 0 48 48 4
Forward starting reverse repurchase and securities borrowing agreements 10,152 2 84 8,206 0 0 18,444 0
Total off-balance sheet financial instruments 29,679 42,899 33,554 33,783 15,888 473 156,278 (251)
Credit lines
Committed unconditionally revocable credit lines 2,659 108,395 28,669 17,739 5,648 146 163,256 (95)
of which: stage 1 2,659 107,992 28,188 16,921 4,696 0 160,456 (78)
of which: stage 2 0 403 481 818 952 0 2,654 (17)
of which: stage 3 0 0 0 0 0 146 146 0
Irrevocable committed prolongation of existing loans 4 1,803 1,045 1,251 501 4 4,608 (4)
of which: stage 1 4 1,803 1,045 1,249 493 0 4,593 (4)
of which: stage 2 0 0 0 2 9 0 11 0
of which: stage 3 0 0 0 0 0 4 4 0
Total credit lines 2,663 110,197 29,714 18,990 6,149 150 167,864 (99)
1 Refer to

the “Internal UBS

rating scale

and mapping of

external ratings” table

in the “Risk

management and

control” section

of this report

for more information

on rating categories.

2 Comparative-period
information has been revised. Refer to Note 2 for more information.

f) Sensitivity information
As outlined in Note 1a, ECL estimates involve significant uncertainties at the time they are made.
ECL models
The models applied to determine point-in-time PD and LGD rely on market and statistical data, which has been found to

correlate

well

with

historically

observed

defaults

in sufficiently

homogeneous

segments.

The risk

sensitivities

for
each of the ECL reporting segments to such factors are summarized in Note 10.
Sustainability and climate risk
Sustainability

and

climate

risk

may

negatively

affect

clients

or

portfolios

due

to

direct

or

indirect

transition

costs,

or
exposure to chronic and acute physical risks in locations likely to be impacted by climate change. Such effects could lead to a deterioration in credit worthiness, which in turn would have an impact on ECLs.

While

some

macroeconomic

indicators

used

in

the

current

PD

models

could

be

influenced

by

climate

change,

UBS
currently does not use a specific sustainability and climate risk scenario in addition to the typically four general economic scenarios

applied

to

derive

the

weighted-average

ECL.

The

rationale

for

the

approach

at

this

point

in

time

is

the
significance of model risks and challenges in calibration

and probability weight assessments

given the paucity of data.

Instead, UBS focuses on the process of vetting clients and business transactions, where both physical and transition risks
for

selected

sensitive

portfolios

use

internally

developed,

counterparty

level,

climate

assessment

models.

This

review
process may lead

to a downward

revision of the

counterparty’s credit

rating, or the

adoption of risk

mitigating actions,
impacting the individual contribution to ECLs.
At the

portfolio

level,

UBS

has started

to

use

stress

loss assumptions

to assess

the

extent

to which

sustainability

and
climate

risk

may

affect

the

quality

of

the

loans

extended

to

small

and

medium-sized

entities

(SMEs),

large

corporate
clients and financial institutions.
The tests used were based on a set of

assumptions and methodologies from a mainstream leading climate model vendor and complemented by

the Network for Greening

the Financial System (the

NGFS) (2023) climate pathway

scenarios. Such
analysis undertaken during 2024 as

part of a regulatory

climate scenario analysis exercise mandated

by FINMA concluded
that the

counterparties are

not expected

to be

significantly impacted

by physical or

transition risks,

mainly as

there are
no material

risk

concentrations

in

high-risk

sectors.

The

analysis

of the

corporate

loan

book has

also

shown

that

any
potential significant impacts from transition

costs or physical risks would materialize

over a time horizon that exceeds

in
most cases the contractual

lifetime of the underlying

assets. The analysis

and its results are

also subject to challenges

in
model assumptions, calibration and heightened model

uncertainty,

as are other climate models in the novel discipline

of
climate

risk

modeling.

Based

on

current

internal

modeling

exercises,

this

conclusion

holds

for

the

portfolio

of

private
clients with mortgages and the portfolio of real estate

financing.
As a result of the aforementioned factors, it was assessed that the magnitude of any impact of sustainability and climate risk on

the weighted

-average

ECL would

not be

material

as of

31 December

2024. Therefore,

no specific

post-model
adjustment was made in this regard.
›
Refer to “Sustainability and climate risk” in

the “Risk management and control” section of this

report

›
Refer to “Our focus on sustainability”

in the “Our strategy, business model and environment” section of this report
›
Refer to the “UBS Group AG consolidated supplemental

disclosures required under SEC regulations” section of this report for more information about the maturity profile of UBS’s core loan book

Forward-looking scenarios
Depending on

the scenario

selection and

related

macroeconomic

assumptions for

the risk

factors, the

components of
the

relevant

weighted-average

ECL

change.

This

is

particularly

relevant

for

interest

rates,

which

can

move

in

both
directions under

a given

growth

assumption, e.g.

low growth

with high

interest

rates in

a stagflation

scenario, versus
low growth and falling

interest rates

in a recession. Management

generally looks for scenario

narratives that reflect

the
key risk drivers of a given credit portfolio.
As forecasting

models are complex,

due to

the combination of

multiple factors, simple

what-if analyses involving

a change
of individual parameters

do not necessarily provide

realistic information on

the exposure of

segments to changes

in the
macroeconomy.

Portfolio-specific

analyses

based

on

their

key

risk

factors

would

also

not

be

meaningful,

as

potential
compensatory effects in other

segments would be ignored. The table

below indicates some sensitivities to ECLs,

if a key
macroeconomic

variable

for

the

forecasting

period

is

amended

across

all

scenarios

with

all

other

factors

remaining
unchanged.

Potential effect on stage 1 and stage 2 positions

from changing key parameters as of 31 December

2024
USD m 100% Baseline
100% Mild debt
crisis
100%
Stagflationary
geopolitical crisis

Weighted average

Change in key parameters
Fixed income: Government bonds (absolute change)
–0.50% (5) (6) (124) (15)
+0.50% 6 11 139 20
+1.00% 12 24 302 43
Unemployment rate (absolute change)
–1.00% (6) (10) (117) (18)
–0.50% (3) (5) (63) (9)
+0.50% 3 6 72 11
+1.00% 7 12 154 22
Real GDP growth (relative change)
–2.00% 55 85 86 67
–1.00% 25 40 47 32
+1.00% (24) (44) (49) (27)
+2.00% (48) (80) (83) (55)
House Price Index (relative change)
–5.00% 9 26 241 37
–2.50% 4 12 111 18
+2.50% (6) (14) (102) (20)
+5.00% (9) (23) (188) (33)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00% 9 13 18 12
–5.00% 2 5 7 4
+5.00% (7) (8) (13) (8)
+10.00% (10) (13) (22) (12)
Sensitivities

can

be

more

meaningfully

assessed

in

the

context

of

coherent

scenarios

with

consistently

developed
macroeconomic

factors.

The

table

above

outlines

favorable

and

unfavorable

effects,

based

on

reasonably

possible
alternative changes

to the

economic conditions for

stage 1 and

stage 2 positions.

The ECL

impact is

calculated for

material
portfolios and disclosed for each scenario.

Changes to these timelines may have an effect on ECLs:

depending on the cycle, a longer or shorter forecasting

horizon
will lead to different annualized lifetime PD and average LGD estimations. This is currently not deemed to be material for
UBS, as a large

proportion of loans,

including mortgages in

Switzerland, have maturities

that are within the

forecasting
horizon.
Scenario weights and stage allocation

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2024
Actual ECL allowances and
provisions, including
staging (as per Note 10)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL allowances
and provisions, assuming all
positions being subject to
lifetime ECL

Scenarios Weighted average 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (118) (43) (718) (68) (408)
Real estate financing (57) (40) (164) (49) (185)
Large corporate clients (377) (247) (757) (401) (673)
SME clients (180) (151) (259) (223) (327)
Ship financing (24) (27) (42) (28) (78)
Consumer financing / credit cards (58) (63) (72) (65) (168)
Other segments (131) (82) (206) (119) (231)
Total (946) (654) (2,217) (952) (2,071)

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2023
Actual ECL allowances and
provisions, including
staging (as per Note 10)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL allowances
and provisions, assuming all
positions being subject to
lifetime ECL

Scenarios Weighted average 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (161) (66) (816) (81) (409)
Real estate financing (88) (53) (293) (49) (196)
Large corporate clients (368) (282) (533) (419) (645)
SME clients (188) (158) (274) (226) (296)
Ship financing (48) (46) (50) (49) (125)
Consumer financing / credit cards (74) (71) (81) (75) (186)
Other segments (189) (157) (269) (197) (368)
Total (1,115) (832) (2,317) (1,095) (2,225)
Scenario weights
ECL is sensitive to changing scenario weights, in particular if narratives and parameters are selected that are not close to
the baseline scenario, highlighting the non-linearity of credit losses.
As shown

in the

table

above,

the

ECLs for

stage 1

and stage

2 positions

would

have

been

USD
654
m (31

December
2023: USD 832
m) instead

of USD
946
m (31 December

2023: USD
1,115
m) if

ECLs had

been determined

solely on

the
baseline scenario
. The weighted-average ECL therefore amounted

to
143% (31 December 2023: 134%) of the baseline
value. The effects of weighting each of the four scenarios at

100% are shown in the table above.
Stage allocation and SICR
The determination of

what constitutes an

SICR is based

on management judgment,

as explained in

Note 1a. Changing
the SICR trigger will have a direct effect on ECLs, as more or fewer positions would be subject to lifetime ECLs under any
scenario.

The

relevance

of the

SICR trigger

on overall

ECL is

demonstrated

in the

table

above

with the

indication that

the

ECL
allowances and provisions for stage 1 and stage

2 positions would have been USD
2,071 m, if all non-impaired positions
across the portfolio

had been measured for

lifetime ECLs irrespective

of their actual

SICR status. This amount

compares
with actual stage 1 and 2 allowances and provisions of USD 946 m as of 31 December 2024.
Maturity profile
The maturity

profile

is an

important driver

in ECLs,

in particular

for transactions

in stage

2. A

transfer of

a transaction
into

stage 2

may

therefore

have

a

significant

effect

on

ECLs.

The

current

maturity

profile

of

most

lending

books

is
relatively short.

Lending to

large corporate

clients is

generally between

one and

two years,

with related

loan commitments

up to

four
years. Real estate lending is generally between two and three years in Switzerland, with long-dated maturities in the US.
Lombard-lending

contracts

typically

have

average

contractual

maturities

of

12

months

or

less,

and

include

callable
features.
A significant

portion of

our lending

to SME

clients and

real estate

financing is

documented under

multi-purpose credit
agreements, which

allow for

various forms

of utilization

but are

unconditionally cancelable

by UBS

at any

time: (i) for
drawings under such agreements with a fixed

maturity, the respective term is applied for ECL

calculations, or a maximum
of 12 months in stage

1; (ii) for unused credit

lines and all drawings that

have no fixed maturity

(e.g. current accounts),
UBS generally applies a 12-month maturity from the reporting date, given the credit review policies, which require either continuous monitoring of key indicators and behavioral patterns for smaller positions or an annual formal review for any other limit. The ECLs for these products are sensitive

to shortening or extending the maturity assumption.